DELAWARE GROUP EQUITY FUNDS III

Delaware American Services Fund
Delaware Technology and Innovation Fund

Supplement to the Prospectuses dated August 29, 2001

Delaware Health Care Fund
Delaware Small Cap Growth Fund

Supplement to the Prospectuses dated July 2, 2001

(each a "Fund")

The discussion of each Funds investment policies under "What are the Fund's main investment strategies?", "Our investment strategies" and "The securities we typically invest in" is amended as set forth below:

Delaware American Services Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in American services companies. The Fund may invest up to 20% of its net assets in foreign securities. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Delaware Technology and Innovation Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in investments of companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Delaware Health Care Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in health care companies. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Delaware Small Cap Growth Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in investments of small capitalization companies. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

This Supplement is dated May 1, 2002.